Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss) before noncontrolling interests	$ (234,132)	$ 42,577	$ 129,972
Unrealized gains on investment securities:
Unrealized holding gains on investment securities, net of tax of $171, $0 and $0, respectively	3,655	2,335	(4)
Less: reclassification adjustment for gains included in net income	(4,119)	(497)	(58)
Net unrealized gains on investment securities	(464)	1,838	(62)
Net unrealized gain on interest rate swaps	0	0	6,434
Foreign currency translation gain	197	133	(18)
Total other comprehensive income (loss)	(267)	1,971	6,354
Comprehensive income (loss)	(234,399)	44,548	136,326
Comprehensive income (loss) attributable to noncontrolling interests-Artisan Partners Holdings	(270,207)	35,731	139,427
Comprehensive income (loss) attributable to non-controlling interests-Launch Equity	10,623	8,817	(3,101)
Comprehensive income attributable to Artisan Partners Asset Management Inc.	$ 25,185	$ 0	$ 0